Series A Warrants and Series B Warrants - Additional Information (Detail) (USD $)	12 Months Ended		0 Months Ended	11 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Nov. 18, 2014	Feb. 12, 2016
Class of Warrant or Right [Line Items]
Change in fair value of warrants recorded as other (income) expense	$ 4,578,232	$ 105,320
2014 Convertible Promissory Notes [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Convertible promissory notes converted into units/shares			552,105
Series A Warrants to Purchase Shares of Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants term	5 years
Series A Warrants to Purchase Shares of Common Stock [Member] | 2014 Convertible Promissory Notes [Member]
Class of Warrant or Right [Line Items]
Warrants convert into common stock, exercise price	$ 6.49
Series A Warrants to Purchase Shares of Common Stock [Member] | 2014 Convertible Promissory Notes [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Convertible promissory notes converted into units/shares			552,105
Shares of common stock [Member] | 2014 Convertible Promissory Notes [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Convertible promissory notes converted into units/shares			552,105
Series B Warrants to Purchase Shares of Common Stock [Member] | 2014 Convertible Promissory Notes [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Convertible promissory notes converted into units/shares			552,105
Series A warrants to purchase common stock [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Class of warrants exercisable for common stock			2,449,605
Warrants issued in connection with IPO			1,897,500
Series A Warrants [Member]
Class of Warrant or Right [Line Items]
Proceeds from issuance of warrants in IPO	9,488
Series B Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Proceeds from issuance of warrants in IPO	9,488
Series B Warrant Liability [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Change in fair value of warrants recorded as other (income) expense	$ 5,789,625
Scenario Forecast [Member] | Series B Warrants to Purchase Common Stock [Member]
Class of Warrant or Right [Line Items]
Decrease in common stock market price				$ 6.50